FAIR VALUE MEASUREMENTS AND DERIVATIVE INSTRUMENTS (Financial Instruments Not Carried at Fair Value) (Detail) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-Term Debt	$ 1,541,486,000	$ 1,372,414,000	$ 1,223,070,000
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	1,642,000,000	1,457,000,000	1,214,000,000
Level 3 [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in Lease Equity(1)			36,000,000
Level 3 [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in Lease Equity(1)			$ 25,000,000